Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies, Changes In Accounting Policies And Errors [Abstract]
Depreciation methods and estimated useful lives for other plant and equipment
The depreciation methods and estimated useful lives for other plant and equipment are as follows:

Classification	Method	Rate or period
Motor Vehicles	Diminishing balance	15%
Office Equipment	Diminishing balance	20%
Computer Hardware	Diminishing balance	30%
Furniture and Fixtures	Diminishing balance	10%
Leasehold Improvements	Straight-line over life of the lease	Various
Other Assets	Diminishing balance	Various

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2016	$7,764,037	$(3,611,868)	$4,152,169
Capital expenditures	319,148	—	319,148
Property acquisitions	136,007	—	136,007
Transfers from exploration and evaluation assets (note 6)	20,198	—	20,198
Transfers from other assets (note 8)	5,124	—	5,124
Change in asset retirement obligations (Note 11)	42,808	—	42,808
Divestitures	(105,272)	49,291	(55,981)
Foreign currency translation	(249,723)	68,641	(181,082)
Depletion	—	(480,082)	(480,082)
Balance, December 31, 2017	$7,932,327	$(3,974,018)	$3,958,309
Capital expenditures	485,154	—	485,154
Corporate acquisition (note 4)	1,748,368	—	1,748,368
Property acquisitions	202	—	202
Transfers from exploration and evaluation assets (note 6)	13,866	—	13,866
Change in asset retirement obligations (note 11)	238,662	—	238,662
Divestitures	(15)	—	(15)
Impairment	—	(285,341)	(285,341)
Foreign currency translation	325,969	(110,651)	215,318
Depletion	—	(556,634)	(556,634)
Balance, December 31, 2018	$10,744,533	$(4,926,644)	$5,817,889

	Cost	Accumulated depreciation	Net book value
Balance, December 31, 2016	$67,698	$(51,339)	$16,359
Capital expenditures	329	—	329
Dispositions, net of acquisitions	(255)	—	(255)
Transfers to oil and gas properties (note 7)	(5,124)	—	(5,124)
Foreign currency translation	—	12	12
Depreciation	—	(1,847)	(1,847)
Balance, December 31, 2017	62,648	(53,174)	9,474
Capital expenditures	1,804	—	1,804
Depreciation	—	(2,050)	(2,050)
Balance, December 31, 2018	$64,452	$(55,224)	$9,228